Summary of warrants activity reclassified equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Warrants
Warrants outstanding, Beginning of year | shares
Weighted average exercise price, beginning of year | $ / shares
Warrants outstanding, beginning of year, value | $
Warrants either issued or assumed as part of the acquisition of Aeterna | shares	747,948
Weighted average exercise price, Warrants either issued or assumed as part of the acquisition of Aeterna | $ / shares	$ 13.32
Warrants either issued or assumed as part of the acquisition of Aeterna, value | $	$ 4,424
Change in fair value of warrants | shares
Weighted average exercise price, Change in fair value of warrants | $ / shares
Change in fair value of warrants, value | $	$ (1,628)
Warrants Outstanding, Ending of year | shares	747,948
Weighted average exercise price, ending of year | $ / shares	$ 13.32
Warrants outstanding, ending of year, value | $	$ 2,796